Exhibit 99.1

World Omni Auto Receivables Trust 2018-C

Monthly Servicer Certificate

March 31, 2019

Dates Covered
Collections Period	03/01/19 - 03/31/19
Interest Accrual Period	03/15/19 - 04/14/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	04/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/28/19	819,030,195.95	35,870
Yield Supplement Overcollateralization Amount 02/28/19	55,225,130.68	0
Receivables Balance 02/28/19	874,255,326.63	35,870
Principal Payments	26,340,663.02	513
Defaulted Receivables	1,404,725.32	51
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/19	52,765,520.26	0
Pool Balance at 03/31/19	793,744,418.03	35,306

Pool Statistics	$ Amount	# of Accounts
Pool Factor	76.71%
Prepayment ABS Speed	1.37%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	5,389,017.21	223
Past Due 61-90 days	1,334,523.76	57
Past Due 91-120 days	211,718.26	17
Past Due 121+ days	0.00	0
Total	6,935,259.23	297

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.82%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.18%
Delinquency Trigger Occurred	NO

Recoveries	1,054,853.67
Aggregate Net Losses/(Gains) - March 2019	349,871.65
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.48%
Prior Net Losses Ratio	0.38%
Second Prior Net Losses Ratio	1.06%
Third Prior Net Losses Ratio	0.79%
Four Month Average	0.68%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.37%

Overcollateralization Target Amount	21,034,227.08
Actual Overcollateralization	21,034,227.08
Weighted Average APR	3.51%
Weighted Average APR, Yield Adjusted	6.41%
Weighted Average Remaining Term	57.22

Flow of Funds	$ Amount

Collections	29,811,827.66
Investment Earnings on Cash Accounts	29,126.27
Servicing Fee	(728,546.11)
Transfer to Collection Account	0.00
Available Funds	29,112,407.82

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,913,652.26
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	86,586.67
(5) Noteholders' Second Priority Principal Distributable Amount	3,581,477.73
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	21,034,227.08
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	2,496,464.08

Total Distributions of Available Funds	29,112,407.82

Servicing Fee	728,546.11
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Note Balance @ 03/15/19	797,325,895.76
Principal Paid	24,615,704.81
Note Balance @ 04/15/19	772,710,190.95

Class A-1
Note Balance @ 03/15/19	0.00
Principal Paid	0.00
Note Balance @ 04/15/19	0.00
Note Factor @ 04/15/19	0.0000000%

Class A-2
Note Balance @ 03/15/19	351,705,895.76
Principal Paid	24,615,704.81
Note Balance @ 04/15/19	327,090,190.95
Note Factor @ 04/15/19	88.6423282%

Class A-3
Note Balance @ 03/15/19	326,000,000.00
Principal Paid	0.00
Note Balance @ 04/15/19	326,000,000.00
Note Factor @ 04/15/19	100.0000000%

Class A-4
Note Balance @ 03/15/19	89,060,000.00
Principal Paid	0.00
Note Balance @ 04/15/19	89,060,000.00
Note Factor @ 04/15/19	100.0000000%

Class B
Note Balance @ 03/15/19	30,560,000.00
Principal Paid	0.00
Note Balance @ 04/15/19	30,560,000.00
Note Factor @ 04/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	2,000,238.93
Total Principal Paid	24,615,704.81
Total Paid	26,615,943.74

Class A-1
Coupon	2.36000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.80000%
Interest Paid	820,647.09
Principal Paid	24,615,704.81
Total Paid to A-2 Holders	25,436,351.90

Class A-3
Coupon	3.13000%
Interest Paid	850,316.67
Principal Paid	0.00
Total Paid to A-3 Holders	850,316.67

Class A-4
Coupon	3.27000%
Interest Paid	242,688.50
Principal Paid	0.00
Total Paid to A-4 Holders	242,688.50

Class B
Coupon	3.40000%
Interest Paid	86,586.67
Principal Paid	0.00
Total Paid to B Holders	86,586.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.9989996
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.6004525
Total Distribution Amount	26.5994521

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	2.2239759
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	66.7092271
Total A-2 Distribution Amount	68.9332030

A-3 Interest Distribution Amount	2.6083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.6083333

A-4 Interest Distribution Amount	2.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.7250000

B Interest Distribution Amount	2.8333334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8333334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	145.50
Noteholders' Principal Distributable Amount	854.50

Account Balances	$ Amount

Reserve Account
Balance as of 03/15/19	2,546,066.61
Investment Earnings	5,085.89
Investment Earnings Paid	(5,085.89)
Deposit/(Withdrawal)	-
Balance as of 04/15/19	2,546,066.61
Change	-

Required Reserve Amount	2,546,066.61

Credit Risk Retention Information